Loans and Allowance for Loan Losses	12 Months Ended
Dec. 31, 2011
Loans and Allowance for Loan Losses [Abstract]
Loans and Allowance for Loan Losses
(2)	Loans and Allowance for Loan Losses

A summary of loans, by major class within the Company’s loan portfolio, at December 31, 2011 and 2010 are as follows:

	2011	2010
Commercial, financial, and agricultural	$128,555,173	$131,382,467
Real estate construction - residential	30,201,198	31,834,174
Real estate construction - commercial	47,696,759	56,052,910
Real estate mortgage - residential	203,454,204	207,834,488
Real estate mortgage - commercial	402,960,327	439,068,622
Installment and other consumer	29,883,986	32,132,336
Unamortized loan origination fees and costs, net	178,901	167,466

Total loans	$842,930,548	$898,472,463

The Bank grants real estate, commercial, installment, and other consumer loans to customers located within the communities surrounding Jefferson City, Clinton, Warsaw, Springfield, Branson and Lee’s Summit, Missouri. As such, the Bank is susceptible to changes in the economic environment in these communities. The Bank does not have a concentration of credit in any one economic sector. Installment and other consumer loans consist primarily of the financing of vehicles. At December 31, 2011, loans with a carrying value of $432,478,000 were pledged at Federal Home Loan Bank as collateral for borrowings and letters of credit.

The following is a summary of activity in 2011 of loans made by the Bank to executive officers and directors or to entities in which such individuals had a beneficial interest. Such loans were made in the normal course of business on substantially the same terms, including interest rates and collateral requirements, as those prevailing at the same time for comparable transactions with other persons, and did not involve more than the normal risk of collectability or present unfavorable features.

Balance at December 31, 2010	$2,263,065
New loans	1,585,721
Amounts collected	(658,749)

Balance at December 31, 2011	$3,190,037

Allowance for loan losses

The following is a summary of the allowance for loan losses for the years ended December 31, 2011, 2010 and 2009 is as follows:

(in thousands)	Commercial, Financial, and Agricultural	Real Estate Construction - Residential	Real Estate Construction - Commercial	Real Estate Mortgage - Residential	Real Estate Mortgage - Commercial	Installment Loans to Individuals	Unallocated	Total

Allowance for loan losses:

Balance, 12-31-08	$1,712	$1,355	$1,135	$2,931	$3,640	$391	$1,503	$12,667

Additions:
Provision for loan losses	2,252	—	1,055	3,169	1,777	229	(128)	8,354

Deductions:
Loans charged off	1,404	1,012	450	2,673	728	534	—	6,801
Less recoveries on loans	(213)	(5)	—	(61)	(4)	(294)	—	(577)

Net loans charged off	1,191	1,007	450	2,612	724	240	—	6,224

Balance, 12-31-09	$2,773	$348	$1,740	$3,488	$4,693	$380	$1,375	$14,797

Additions:
Provision for loan losses	1,908	2,622	4,133	4,740	2,577	32	(758)	15,254

Deductions:
Loans charged off	1,903	933	4,556	4,534	3,841	422	—	16,189
Less recoveries on loans	(153)	(30)	(22)	(228)	(29)	(241)	—	(703)

Net loans charged off	1,750	903	4,534	4,306	3,812	181	—	15,486

Balance, 12-31-10	$2,931	$2,067	$1,339	$3,922	$3,458	$231	$617	$14,565

Additions:
Provision for loan losses	837	914	485	1,104	8,593	204	(614)	11,523

Deductions:
Loans charged off	2,157	1,858	512	1,883	6,420	376	—	13,206
Less recoveries on loans	(193)	(65)	(250)	(108)	(103)	(208)	—	(927)

Net loans charged off	1,964	1,793	262	1,775	6,317	168	—	12,279

Balance, 12/31/11	$1,804	$1,188	$1,562	$3,251	$5,734	$267	$3	$13,809

The following table provides the balance in the allowance for loan losses at December 31, 2011 and 2010, and the related loan balance by impairment methodology. Loans evaluated under ASC 310-10-35 include loans on non-accrual status, which are individually evaluated for impairment, troubled debt restructurings, and other impaired loans deemed to have similar risk characteristics. All other loans are collectively evaluated for impairment under ASC 450-20. Although the allowance for loan losses is comprised of specific and general allocations, the entire allowance is available to absorb credit losses.

For the Year Ended December 31, 2011
(in thousands)	Commercial, Financial, and Agricultural	Real Estate Construction - Residential	Real Estate Construction - Commercial	Real Estate Mortgage - Residential	Real Estate Mortgage - Commercial	Installment Loans to Individuals	Unallocated	Total

Allowance for loan losses:
Individually evaluated for impairment	$239	$166	$380	$653	$2,309	$—	$—	$3,747
Collectively evaluated for impairment	1,565	1,022	1,182	2,598	3,425	267	3	10,062

Total	$1,804	$1,188	$1,562	$3,251	$5,734	$267	$3	$13,809

Loans outstanding:
Individually evaluated for impairment	$4,428	$1,147	$7,867	$6,569	$33,440	$—	$—	$53,451
Collectively evaluated for impairment	124,127	29,054	39,830	196,885	369,520	30,063	—	789,479

Total	$128,555	$30,201	$47,697	$203,454	$402,960	$30,063	$—	$842,930

For the Year Ended December 31, 2010
(in thousands)	Commercial, Financial, and Agricultural	Real Estate Construction - Residential	Real Estate Construction - Commercial	Real Estate Mortgage - Residential	Real Estate Mortgage - Commercial	Installment Loans to Individuals	Unallocated	Total

Allowance for loan losses:
Individually evaluated for impairment	$1,737	$1,553	$201	$1,117	$1,768	$—	$—	$6,376
Collectively evaluated for impairment	1,194	514	1,138	2,805	1,690	231	617	8,189

Total	$2,931	$2,067	$1,339	$3,922	$3,458	$231	$617	$14,565

Loans outstanding:
Individually evaluated for impairment	$3,660	$3,586	$11,783	$8,040	$29,076	$—	$—	$56,145
Collectively evaluated for impairment	127,722	28,248	44,270	199,795	409,993	32,299	—	842,327

Total	$131,382	$31,834	$56,053	$207,835	$439,069	$32,299	$—	$898,472

Loans, or portions of loans, are charged off to the extent deemed uncollectible. Loan charge-offs reduce the allowance for loan losses, and recoveries of loans previously charged off are added back to the allowance. Once the fair value for a collateral dependent loan has been determined, any impaired amount is typically charged off unless the loan has other income streams to support repayment. For impaired loans which have other income streams to support repayment, a specific reserve is established for the amount determined to be impaired.

Impaired loans

Impaired loans totaled $53,619,534 and $56,270,543 at December 31, 2011 and 2010 respectively, and are comprised of loans on non-accrual status and loans which have been classified as troubled debt restructurings.

The categories of impaired loans at December 31, 2011 and 2010 are as follows:

	2011	2010
Non-accrual loans	$46,402,747	$50,586,887
Troubled debt restructurings continuing to accrue interest	7,216,787	5,683,656

Total impaired loans	$53,619,534	$56,270,543

The following table provides additional information about impaired loans at December 31, 2011 and 2010, respectively, segregated between loans for which an allowance has been provided and loans for which no allowance has been provided:

	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Recorded Investment	Interest Recognized For the Year Ended 12/31/2011

At December 31, 2011
With no related allowance recorded:
Commercial, financial and Agricultural	$3,546,088	$3,625,113	$—	$3,510,156	$51,893
Real estate - construction residential	584,034	788,152	—	1,272,564	—
Real estate - construction commercial	1,458,346	1,755,248	—	3,567,873	—
Real estate - residential	2,315,344	2,653,979	—	3,596,694	25,774
Real estate - commercial	15,150,920	21,189,966	—	18,269,985	73,601
Consumer	168,257	177,332	—	189,722	3,622

Total	$23,222,989	$30,189,790	$—	$30,406,994	$154,890

With an allowance recorded:
Commercial, financial and Agricultural	$881,585	$904,168	$238,840	$654,874	$17,285
Real estate - construction residential	562,760	562,760	166,300	46,897	—
Real estate - construction commercial	6,408,713	6,448,100	379,921	5,805,604	—
Real estate - residential	4,254,023	4,265,660	653,279	3,202,511	112,932
Real estate - commercial	18,289,464	18,779,725	2,309,226	12,723,918	—

Total	$30,396,545	$30,960,413	$3,747,566	$22,433,804	$130,217

Total impaired loans	$53,619,534	$61,150,203	$3,747,566	$52,840,798	$285,107

At December 31, 2010
With no related allowance recorded:
Commercial, financial and Agricultural	$441,861	$629,296	$—	$1,250,446	$1,293
Real estate - construction residential	1,769,622	2,355,936	—	2,533,863	2,003
Real estate - construction commercial	8,297,388	9,393,368	—	15,889,842	475
Real estate - residential	2,463,735	2,950,560	—	5,269,211	13,480
Real estate - commercial	12,939,973	14,869,833	—	24,373,677	476,932
Consumer	125,858	132,688	—	149,971	4,219

Total	$26,038,437	$30,331,681	$—	$49,467,010	$498,402

With an allowance recorded:
Commercial, financial and Agricultural	$3,217,995	$3,260,009	$1,737,159	$1,243,084	$19,544
Real estate - construction residential	1,816,276	1,848,593	1,552,406	460,869	—
Real estate - construction commercial	3,485,517	4,740,517	201,147	4,363,077	42,824
Real estate - residential	5,576,292	5,669,041	1,117,141	3,662,862	115,609
Real estate - commercial	16,136,025	16,215,862	1,767,893	4,554,688	8,325

Total	$30,232,106	$31,734,022	$6,375,746	$14,284,580	$186,302

Total impaired loans	$56,270,543	$62,065,703	$6,375,746	$63,751,590	$684,704

Interest income recognized on loans in non-accrual status and contractual interest that would have been recorded had the loans performed in accordance with their original contractual terms is as follows:

	2011	2010	2009
Contractual interest due on non-accrual loans	$1,962,972	$2,551,645	$1,726,395
Interest income recognized on loans in non-accrual status	10,588	22,356	158,124

Net reduction in interest income	$1,952,384	$2,529,289	$1,568,271

The specific reserve component of the Company’s allowance for loan losses at December 31, 2011 and 2010 was determined by using fair values of the underlying collateral obtained through independent appraisals and internal evaluations, or by discounting the total expected future cash flows. The recorded investment varies from the unpaid principal balance primarily due to partial charge-offs taken resulting from current appraisals received. The amount recognized as interest income on impaired loans continuing to accrue interest, primarily related to troubled debt restructurings, was $274,519, $662,348, and $436,787, for the years ended December 31, 2011, 2010, and 2009, respectively. The average recorded investment in impaired loans is calculated on a monthly basis during the years reported.

Delinquent and Non-Accrual Loans

The delinquency status of loans is determined based on the contractual terms of the notes. Borrowers are generally classified as delinquent once payments become 30 days or more past due. The following table provides aging information for the Company’s past due and non-accrual loans at December 31, 2011 and 2010.

	Current or Less Than 30 Days Past Due	30 - 89 Days Past Due	90 Days Past Due And Still Accruing	Non-Accrual	Total

December 31, 2011
Commercial, Financial, and Agricultural	$126,244,521	$242,672	$—	$2,067,980	$128,555,173
Real Estate Construction - Residential	29,054,404	—	—	1,146,794	30,201,198
Real Estate Construction - Commercial	39,821,946	—	7,754	7,867,059	47,696,759
Real Estate Mortgage - Residential	195,779,337	3,513,373	8,566	4,152,928	203,454,204
Real Estate Mortgage - Commercial	371,000,415	923,704	36,479	30,999,729	402,960,327
Installment and Other Consumer	29,281,191	612,461	978	168,257	30,062,887

Total	$791,181,814	$5,292,210	$53,777	$46,402,747	$842,930,548

December 31, 2010
Commercial, Financial, and Agricultural	$127,315,586	$534,865	$—	$3,532,016	$131,382,467
Real Estate Construction - Residential	28,200,876	47,400	—	3,585,898	31,834,174
Real Estate Construction - Commercial	45,511,088	474,934	—	10,066,888	56,052,910
Real Estate Mortgage - Residential	199,386,784	2,775,654	—	5,672,050	207,834,488
Real Estate Mortgage - Commercial	409,906,845	1,557,599	—	27,604,178	439,068,622
Installment and Other Consumer	31,784,217	356,812	32,916	125,857	32,299,802

Total	$842,105,396	$5,747,264	$32,916	$50,586,887	$898,472,463

Credit Quality

The following table provides information about the credit quality of the loan portfolio using the Company’s internal rating system reflecting management’s risk assessment. Recent reviews by the Company’s credit officer identified areas of concern that resulted in heightened attention being given to reducing concentrations of credit and, in particular, to strengthening credit quality and administration. Loans are placed on watch status when (1) one or more weaknesses which could jeopardize timely liquidation exits; or (2) the margin or liquidity of an asset is sufficiently tenuous that adverse trends could result in a collection problem. Loans classified as substandard are inadequately protected by the current sound worth and paying capacity of the obligor or by the collateral pledged, if any. Loans so classified may have a well defined weakness or weaknesses that jeopardize the repayment of the debt. Such loans are characterized by the distinct possibility that the company may sustain some loss if the deficiencies are not corrected. It is the Company’s policy to discontinue the accrual of interest income on loans when management believes such that the collection of interest or principal is doubtful. Loans are placed on non-accrual status when (1) deterioration in the financial condition of the borrower exists for which payment of full principal and interest is not expected, or (2) upon which principal or interest has been in default for a period of 90 days or more and the asset is not both well secured and in the process of collection. Subsequent interest payments received on such loans are applied to principal if any doubt exists as to the collectability of such principal; otherwise, such receipts are recorded as interest income on a cash basis.

	Commercial	Real Estate Construction - Residential	Real Estate Construction - Commercial	Real Estate Mortgage - Residential	Real Estate Mortgage - Commercial	Installment and other Consumer	Total

At December 31, 2011
Watch	$22,206,456	$9,644,326	$9,337,768	$13,231,006	$24,392,448	$557,278	$79,369,282
Substandard	4,141,582	842,063	1,189,122	4,268,914	8,003,868	444,003	18,889,552
Non-accrual	2,067,980	1,146,794	7,867,059	4,152,928	30,999,729	168,257	46,402,747

Total	$28,416,018	$11,633,183	$18,393,949	$21,652,848	$63,396,045	$1,169,538	$144,661,581

At December 31, 2010
Watch	$21,981,367	$7,519,394	$9,400,584	$9,184,659	$35,050,206	$564,489	$83,700,699
Substandard	2,840,703	757,637	4,242,934	4,423,219	12,635,163	441,514	25,341,170
Non-accrual	3,532,016	3,585,898	10,066,888	5,672,050	27,604,178	125,857	50,586,887

Total	$28,354,086	$11,862,929	$23,710,406	$19,279,928	$75,289,547	$1,131,860	$159,628,756

Troubled Debt Restructurings

At December 31, 2011, loans classified as troubled debt restructurings (TDRs) totaled $32,165,238, of which $24,948,451 was on non-accrual status and $7,216,787 was on accrual status. At December 31, 2010, loans classified as TDRs totaled $22,080,431, of which $16,397,775 was on non-accrual status and $5,683,656 was on accrual status. When an individual loan is determined to be a TDR, the amount of impairment is based upon the present value of expected future cash flows discounted at the loan’s effective interest rate or the fair value of the underlying collateral less applicable selling costs. Accordingly, specific reserves of $1,522,422 and $1,359,079 were allocated to the allowance for loan losses at December 31, 2011 and December 31, 2010, respectively. As a result of adopting the amendments in Accounting Standards Update (ASU) No. 2011-02 — Receivables (ASC Topic 310) — A Creditor’s Determination of Whether a restructuring Is a Troubled Debt Restructuring, the Company reassessed all restructurings that occurred on or after January 1, 2011 for identification as TDRs. Based upon the provisions of this standard, the Company determined that 10 loans totaling $10,377,700 not previously classified as troubled debt restructurings met the definition of a troubled debt restructuring set forth under the ASU 2011-02. In all cases, these loans had previously been, and continue to be, classified as impaired. As each loan had been previously identified as impaired, an impairment review had been performed with respect to each loan and appropriate provisions for loan loss had been provided in prior periods.

The following table summarizes loans that were modified as TDRs during the year ended December 31, 2011:

	The Year Ended December 31, 2011
	Recorded Investment (1)
	Number of Contracts	Pre- Modification	Post- Modification
Troubled Debt Restructurings
Commercial, financial and agricultural	9	$3,500,192	$3,485,661
Real estate construction - commercial	8	6,616,223	6,227,302
Real estate mortgage - residential	7	1,157,063	1,009,716
Real estate mortgage - commercial	9	9,552,474	9,215,406

Total	33	$20,825,952	$19,938,085

(1)	The amounts reported post-modification are inclusive of all partial pay-downs and charge-offs, and no portion of the debt was forgiven. Loans modified as a TDR that were fully paid down, charged-off or foreclosed upon during the period ended are not reported.

According to guidance provided in ASC subtopic 310-40, Troubled Debt Restructurings by Creditors, a loan restructuring or modification of terms is a TDR if the creditor for economic or legal reasons related to the borrowers financial difficulties grants a concession to the borrower that it would not otherwise consider. The Company’s portfolio of loans classified as TDRs include concessions such as interest rates below the current market rate, deferring principal payments, and extending maturity dates. Once a loan becomes a TDR, it will continue to be reported as a TDR until it is ultimately repaid in full, charged-off, or foreclosed and sold. The Company considers a loan in TDR status in default when the borrowers payment according to the modified terms is at least 90 days past due or has defaulted due to expiration of the loans maturity date. During the year ended December 31, 2011, thirty-three loans were modified meeting the criteria for troubled debt restructurings. During this time period none of these 2011 TDRs have subsequently defaulted based on their restructured terms.